Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Sales	$ 46,042	$ 52,392
Cost of sales	30,369	34,594
Gross profit	15,673	17,798
Operating expenses
Administrative	12,326	8,224
Sales and marketing	9,986	9,833
Customer support and operations	11,357	8,612
Research and development	17,823	14,556
Amortization and depreciation	3,486	4,097
Total operating expenses	54,978	45,322
Operating loss	(39,305)	(27,524)
Other income (expense)
Gain (loss) on asset disposals	(120)	19
Foreign exchange	(1,208)	(125)
Interest and other	(1,223)	(40)
Total other income (expense)	(2,551)	(146)
Net loss before taxes	(41,856)	(27,670)
Income tax expense (note 12)	144	86
Net loss	(42,000)	(27,756)
Other comprehensive income (loss)
Foreign currency translation adjustment	818	(195)
Other comprehensive income (loss)	818	(195)
Comprehensive loss for the year	$ (41,182)	$ (27,951)
Weighted average number of common shares outstanding (In shares)	50,714,678	45,777,587
Basic and diluted loss per share (note 11) (In dollars per share)	$ (0.83)	$ (0.61)